SHARE BASED COMPENSATION - Summary of fair value assumptions (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends yield	0.00%	0.00%	0.00%
Exercise multiple			2.0
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	52.05%	53.52%	63.70%
Exercise multiple	2.2	2.2
Risk-free interest rate per annum	1.58%	2.54%	2.88%
The fair value of underlying ordinary shares (per share)	$ 0.59	$ 6.97	$ 14.27
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	59.74%	55.70%	67.80%
Exercise multiple	2.8	(2.8)
Risk-free interest rate per annum	2.89%	3.23%	3.22%
The fair value of underlying ordinary shares (per share)	$ 6.48	$ 14.99	$ 19.03